Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of inventories
	December 31, 2017	December 31, 2016
Raw materials	$2,392,731	$1,822,614
Work in progress	4,106,837	1,911,656
Finished goods	2,635,764	2,238,854
Total	$9,135,332	$5,973,124